FaceBank AG and Nexway - Assets Held For Sale - Schedule of Deconsolidation of Nexway (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 176,595	$ 493,847	$ 710,962	$ 227,763
Nexway AG [Member]
Business Acquisition [Line Items]
Cash	5,776
Accounts receivable	9,831
Inventory	50
Prepaid expenses	164
Goodwill	51,168
Property and equipment, net	380
Right-of-use assets	3,594
Total assets	70,963
Accounts payable	34,262
Accrued expenses	15,788
Lease liability	3,594
Deferred income taxes	1,161
Other liabilities	40
Total liabilities	54,845
Non-controlling interest	2,595
Foreign currency translation adjustment	(770)
Loss before fair value - investment in Nexway	14,293
Less: fair value of shares owned by the company	2,374
Loss on deconsolidation of Nexway	$ 11,919